                                    FORM 13F

                                                      --------------------------
                                                              OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0006
                                                      Expires:  October 31, 2000
                                                      Estimated average
                                                        burden hours
                                                        per response........24.7
                                                      --------------------------


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 1999
               Check here if Amendment [ ]: Amendment Number:
                                                             --------------
                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
      --------------------------------------------------------------------------
Address:   63 Wall Street
        ------------------------------------------------------------------------
           New York, NY 10005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number: 28-4502
                      ----------------------------------------------------------

             The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Guy Wyser-Pratte
      --------------------------------------------------------------------------
Title: President
      --------------------------------------------------------------------------
Phone: (212) 495-5350
      --------------------------------------------------------------------------
Signature, Place, and Date of Signing:

/s/ Guy Wyser-Pratte
--------------------------------------------------------------------------------
[Signature]

New York, NY
--------------------------------------------------------------------------------
[City, State]

February 8, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
      None
    ---------------------------------------------------------------------------

Form 13F Information Table Value Total:
             22
    ---------------------------------------------------------------------------

Form 13F Information Table Value Total:

       $327,547
     -----------------(thousands)

List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ALZA Corp                      com              022615108    23275   672200 SH       SOLE                   672200
Aironet Wireless Comm          com              00943a107     3226    48300 SH       SOLE                    48300
*Bergn Brnswg Cl A             com              083739102      188    22577 SH       SOLE                    22577
Clarify Inc                    com              180492100    22680   180000 SH       SOLE                   180000
Comsat Corp                    com              20564D107    16718   841164 SH       SOLE                   841164
*DaimlerCrysler AG             com              D1668R123     2313    29555 SH       SOLE                    29555
Delta & Pine Land Co LTD       com              247357106    19102  1099400 SH       SOLE                  1099400
*Doubleclick Inc               com              258609304     5261    20790 SH       SOLE                    20790
Dupont EI De Nemours           com              263534109     2743    41643 SH       SOLE                    41643
General Instrument Corp        com              370120107    38199   449400 SH       SOLE                   449400
Genesys Telecoms Labs          com              371931106    39328   728300 SH       SOLE                   728300
Imasco Ltd CAD                 com              452451701    44079  1596300 SH       SOLE                  1596300
*Intel Corp                    com              458140100     3957    48074 SH       SOLE                    48074
*Lucent Technologies           com              549463107     5814    77715 SH       SOLE                    77715
*Medtronic Inc                 com              585055106      811    22248 SH       SOLE                    22248
Optical Coating Lab Inc        com              683829105    13172    44500 SH       SOLE                    44500
Reynolds Metals                com              761763101    19080   249000 SH       SOLE                   249000
*SBC Comms Inc                 com              78387G103     1482    30399 SH       SOLE                    30399
Verio Inc                      com              923433106    44599   965600 SH       SOLE                   965600
Visio Corp                     com              927914101     1187    25000 SH       SOLE                    25000
*Vodafone Group ADR            com              92857T107     6150   124250 SH       SOLE                   124250
Warner Lambert Co.             com              934488107    14183   173100 SH       SOLE                   173100
GRAND TOTAL                                                 327547

*Note: Investment Advisor had identical SHORT positions in these securities as of 12/31/99.